Leases (Details 1) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Assets
Right-of-use assets	$ 300	$ 0
Liabilities
Current portion of operating lease liabilities	92	0
Total	9,437	$ 7,337
Office
Assets
Right-of-use assets	300
Liabilities
Current portion of operating lease liabilities	87
Non-current portion of operating lease liabilities	213
Total	300
Motor vehicles [Member]
Assets
Right-of-use assets	0
Liabilities
Current portion of operating lease liabilities	5
Non-current portion of operating lease liabilities	0
Total	$ 5